UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC	48 Wall Street	New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.  Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.88%
CLOSED-END FUNDS - 30.00%
CORE - 9.04%
Adams Diversified Equity Fund, Inc.	159,441	$2,096,649
General American Investors Company, Inc.	69,430	2,266,889
Liberty All-Star Equity Fund	358,612	1,857,610
Royce Micro-Cap Trust, Inc.	97,800	763,818
Royce Value Trust	108,626	1,375,205
Sprott Focus Trust, Inc.	1,600	11,040
Tri-Continental Corporation	47,195	1,009,029
		9,380,240
DEVELOPED MARKET - 0.26%
Aberdeen Singapore Fund, Inc.	20,826	195,348
Swiss Helvetia Fund, Inc. (The)	7,310	78,144
		273,492
EMERGING MARKETS - 1.36%
Aberdeen Chile Fund, Inc.	22,386	140,360
Morgan Stanley China A Share Fund, Inc.	65,800	1,230,460
Turkish Investment Fund, Inc. (The)	4,755	38,183
		1,409,003
GLOBAL - 7.62%
Alpine Global Dynamic Dividend Fund	33,506	291,502
Alpine Global Total Dynamic Dividend Fund	262,952	2,006,324
Clough Global Allocation Fund	39,372	477,582
Clough Global Equity Fund	69,175	787,212
Clough Global Opportunities Fund	174,883	1,691,119
Gabelli Global Small and Mid Cap Value Trust (The) *	25,580	276,264
Gabelli Global Utility & Income Trust (The)	4,308	78,793
GDL Fund (The)	49,446	491,988
Lazard World Dividend & Income Fund, Inc.	5,004	50,540
Royce Global Value Trust, Inc.	47,099	382,915
Voya Infrastructure, Industrials and Materials Fund	34,814	469,293
Wells Fargo Advantage Global Dividend Opportunity Fund	154,185	895,815
		7,899,347
GLOBAL INCOME - 0.13%
Legg Mason BW Global Income Opportunities Fund Inc.	10,100	137,158

INCOME & PREFERRED STOCK - 1.06%
LMP Capital and Income Fund Inc.	80,839	1,101,835

NATURAL RESOURCES - 2.30%
Adams Natural Resources Fund, Inc.	10,900	217,237
BlackRock Resources & Commodities Strategy Trust	266,250	2,169,938
		2,387,175
OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.51%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	123,700	1,563,568

PACIFIC EX JAPAN - 0.12%
Aberdeen Greater China Fund, Inc.	14,095	128,124

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
REAL ESTATE - 5.48%
Alpine Global Premier Properties Fund	220,193	$1,222,071
CBRE Clarion Global Real Estate Income Fund	219,218	1,841,431
Cohen & Steers Preferred Securities and Income Fund, Inc.	112,200	2,260,830
RMR Real Estate Income Fund	16,381	356,287
		5,680,619
UTILITY - 1.12%
Macquarie Global Infrastructure Total Return Fund Inc.	53,270	1,160,753

TOTAL CLOSED-END FUNDS		31,121,314

CONSUMER DISCRETIONARY - 7.92%
Amazon.com, Inc. *	2,000	1,674,620
Dollar General Corporation	3,000	209,970
Dollar Tree, Inc. *	2,500	197,325
Home Depot, Inc. (The)	13,500	1,737,180
Lowe's Companies, Inc.	9,000	649,890
McDonald's Corporation	6,600	761,376
O’Reilly Automotive, Inc. *	1,000	280,110
Ross Stores, Inc.	4,000	257,200
Starbucks Corporation	14,000	757,960
Twenty-First Century Fox, Inc.	2,500	61,850
Walt Disney Company (The)	17,500	1,625,050
		8,212,531
CONSUMER STAPLES - 7.42%
Altria Group, Inc.	21,000	1,327,830
Clorox Company (The)	2,000	250,360
Colgate-Palmolive Company	3,000	222,420
ConAgra Foods, Inc.	2,000	94,220
Constellation Brands, Inc.	2,500	416,225
Costco Wholesale Corporation	5,000	762,550
General Mills, Inc.	3,000	191,640
Kimberly-Clark Corporation	2,000	252,280
Molson Coors Brewing Company	2,000	219,600
Monster Beverage Corporation *	2,000	293,620
PepsiCo, Inc.	3,000	326,310
Reynolds American Inc.	14,000	660,100
Sysco Corporation	4,000	196,040
Walgreens Boots Alliance, Inc.	12,000	967,440
Wal-Mart Stores, Inc.	21,000	1,514,520
		7,695,155
ENERGY - 5.15%
Chevron Corporation	14,000	1,440,880
Concho Resources Inc. *	2,000	274,700
Exxon Mobil Corporation	26,000	2,269,280
Occidental Petroleum Corporation	5,900	430,228
ONEOK, Inc.	1,400	71,946
Phillips 66	6,000	483,300
Pioneer Natural Resources Company	2,000	371,300
		5,341,634

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
EXCHANGE-TRADED FUNDS - 0.63%
SPDR S&P 500 ETF Trust	3,000	$648,900

FINANCIALS - 9.44%
Aflac Incorporated	3,000	215,610
Allstate Corporation (The)	4,000	276,720
American Tower Corporation	4,000	453,320
Assurant, Inc.	1,100	101,475
Berkshire Hathaway Inc. - Class B *	14,000	2,022,580
BlackRock, Inc. - Class A	2,000	724,920
Charles Schwab Corporation (The)	13,000	410,410
Chubb Limited	5,203	653,757
CME Group Inc.	2,000	209,040
Discover Financial Services	4,000	226,200
Intercontinental Exchange, Inc.	1,400	377,104
Marsh & McLennan Companies, Inc.	5,000	336,250
Nasdaq, Inc.	1,000	67,540
PNC Financial Services Group, Inc. (The)	5,000	450,450
Progressive Corporation (The)	5,000	157,500
S&P Global, Inc.	3,000	379,680
Torchmark Corporation	1,600	102,224
Travelers Companies, Inc. (The)	3,000	343,650
Unum Group	2,700	95,337
U.S. Bancorp	17,000	729,130
Wells Fargo & Company	33,000	1,461,240
		9,794,137
HEALTH CARE - 9.28%
Anthem, Inc.	2,000	250,620
Baxter International Inc.	4,000	190,400
Becton, Dickinson and Co.	2,000	359,460
Bristol-Myers Squibb Company	7,000	377,440
Cardinal Health, Inc.	4,000	310,800
Celgene Corporation *	7,000	731,710
Cerner Corporation *	4,000	247,000
Cigna Corporation	2,000	260,640
Edwards Lifesciences Corporation *	1,100	132,616
Johnson & Johnson	12,000	1,417,560
McKesson Corporation	3,000	500,250
Merck & Company, Inc.	33,000	2,059,530
Mylan N.V. *	4,000	152,480
Pfizer Inc.	8,200	277,734
Stryker Corporation	4,000	465,640
Thermo Fisher Scientific Inc.	4,000	636,240
UnitedHealth Group Incorporated	9,000	1,260,000
		9,630,120
INDUSTRIALS - 7.08%
Danaher Corporation	7,000	548,730

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
FedEx Corporation	3,000	$524,040
Fortive Corporation	3,500	178,150
General Dynamics Corporation	3,000	465,480
General Electric Company	22,100	654,602
Honeywell International Inc.	8,000	932,720
Illinois Tool Works Inc.	4,000	479,360
Lockheed Martin Corporation	3,500	839,020
Raytheon Company	3,000	408,390
3M Company	6,000	1,057,380
United Parcel Service, Inc.	6,100	667,096
United Technologies Corporation	2,000	203,200
Waste Management, Inc.	6,000	382,560
		7,340,728
INFORMATION TECHNOLOGY - 15.29%
Accenture plc - Class A	3,500	427,595
Activision Blizzard, Inc.	3,200	141,760
Adobe Systems Incorporated*	4,000	434,160
Alphabet Inc. - Class A *	1,000	804,060
Alphabet Inc. - Class C *	6,002	4,665,294
Applied Materials, Inc.	5,000	150,750
Automatic Data Processing, Inc.	4,500	396,900
Broadcom Limited	4,200	724,584
Cisco Systems, Inc.	20,000	634,400
Cognizant Technology Solutions Corporation *	6,000	286,260
eBay Inc. *	4,000	131,600
Facebook, Inc. *	15,900	2,039,493
Fidelity National Information Services, Inc.	1,500	115,545
Fiserv, Inc. *	3,000	298,410
Microsoft Corporation	35,600	2,050,560
Nvidia Corporation	7,000	479,640
Oracle Corporation	28,700	1,127,336
Paychex, Inc,	1,600	92,592
PayPal Holdings, Inc. *	4,000	163,880
salesforce.com, inc. *	5,000	356,650
Texas Instruments Incorporated	4,800	336,864
		15,858,333
MATERIALS - 2.26%
Air Products & Chemicals, Inc.	2,000	300,680
Dow Chemical Company (The)	11,000	570,130
E. I. du Pont de Nemours and Company	4,000	267,880
Freeport-McMoRan Inc.	10,600	115,116
Newmont Mining Corporation	5,000	196,450
Nucor Corporation	3,300	163,185
PPG Industries, Inc.	3,000	310,080
Sherwin-Williams Company (The)	1,000	276,660
Vulcan Materials Company	1,300	147,849
		2,348,030
TELECOMMUNICATION SERVICES - 1.83%
AT&T, Inc.	16,103	653,943
Verizon Communications, Inc.	24,000	1,247,520
		1,901,463

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2016 (Unaudited)

Description	No. of Shares	Value
UTILITIES - 2.58%
American Electric Power Company, Inc.	5,000	$321,050
Consolidated Edison, Inc.	1,600	120,480
Dominion Resources, Inc.	3,000	222,810
Duke Energy Corporation	3,600	288,144
Edison International	2,000	144,500
Eversource Energy	1,600	86,688
NextEra Energy, Inc.	4,000	489,280
PPL Corporation	5,000	172,850
Public Service Enterprises Group, Inc.	4,000	167,480
Sempra Energy	1,100	117,909
Southern Company (The)	4,400	225,720
WEC Energy Group, Inc.	1,600	95,808
Xcel Energy Inc.	5,500	226,270
		2,678,989
TOTAL EQUITY SECURITIES (cost - $90,240,165)		102,571,334

SHORT-TERM INVESTMENT - 1.15%
MONEY MARKET FUND - 1.15%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.27%^ (cost - $1,191,563)	1,191,563	1,191,563

TOTAL INVESTMENTS - 100.03% (cost - $91,431,728)		103,762,897

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%		(30,388)

NET ASSETS - 100.00%		$103,732,509

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2016.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2016:

Cost of portfolio investments	$90,790,079
Gross unrealized appreciation	$14,765,919
Gross unrealized depreciation	(1,793,101)
Net unrealized appreciation	$12,972,818

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$102,571,334	$-
Short-Term Investments	1,191,563	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$103,762,897	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2016, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2016.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2016, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR on September 1, 2016 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 23, 2016

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 23, 2016

* Print the name and title of each signing officer under his or her signature.